ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ADDITIONAL CASH FLOW INFORMATION
Grants receivable and other current assets	$ (111)	$ (596)
Deferred grants	(1,511)	1,511
Mining tax credits	(1,707)	(1,406)
Sales taxes receivable	(1,266)	(68)
Prepaid expenses	(2,553)	85
Accounts payable and accrued liabilities	3,901	339
Total net change in working capital	(3,247)	(135)
Items not affecting cash
Property and equipment included in accounts payable and accrued liabilities.	5,068	$ 944
Share issue costs included in accounts payables and accrued liabilities	49
Shares issued for interest payment	$ 2,697